Leases - Schedule of Maturity of Operating Leases Excluding Short-Term Leases (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Lessee Lease Description [Line Items]
Three months ended December 31, 2019	$ 180
Year ended December 31, 2020	701
Year ended December 31, 2021	198
Total	1,079
Less present value discount	(67)
Operating lease liabilities included in the condensed consolidated balance sheets at September 30, 2019	1,012
U.S. [Member]
Lessee Lease Description [Line Items]
Three months ended December 31, 2019	129
Year ended December 31, 2020	498
Year ended December 31, 2021	79
Total	706
Less present value discount	(40)
Operating lease liabilities included in the condensed consolidated balance sheets at September 30, 2019	666
Ireland [Member]
Lessee Lease Description [Line Items]
Three months ended December 31, 2019	51
Year ended December 31, 2020	203
Year ended December 31, 2021	119
Total	373
Less present value discount	(27)
Operating lease liabilities included in the condensed consolidated balance sheets at September 30, 2019	$ 346